CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 397,228	$ 443,221	$ 565,231
Cost of revenues	323,948	346,546	473,292
Gross profit	73,280	96,675	91,939
Operating expenses:
Research and development	5,674	4,950	5,086
Selling and marketing	79,521	86,239	82,222
General and administrative	39,486	39,123	49,490
Impairment of long lived assets, restructuring and other related costs	48,753	1,007	47,939
Legal settlements and loss contingencies, net	25,555	7,242	(4,770)
Total operating expenses	198,989	138,561	179,967
Operating loss	(125,709)	(41,886)	(88,028)
Finance expenses (income), net	7,766	9	(1,069)
Loss before taxes on income	(133,475)	(41,895)	(86,959)
Taxes on income	4,284	1,081	21,281
Net loss	(137,759)	(42,976)	(108,240)
Net loss attributable to non-controlling interest	(292)	(144)	(584)
Net Income (Loss)	$ (137,467)	$ (42,832)	$ (107,656)
Basic net loss per share of Ordinary shares	$ (3.98)	$ (1.13)	$ (3.13)
Diluted net loss per share of Ordinary shares	$ (3.98)	$ (1.13)	$ (3.13)
Weighted average number of Ordinary shares used in computing basic loss per share	34,569	34,539	34,519
Weighted average number of Ordinary shares used in computing diluted loss per share	34,569	34,539	34,519